Summary Prospectus and
Prospectus Supplement

November 15, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 15, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2021

Emerging Markets Fixed Income Opportunities Portfolio (the "Fund")

Effective immediately, Eric J. Baurmeister will no longer serve as a portfolio manager of the Fund. Accordingly, effective immediately, all references to Mr. Baurmeister will be removed from the Fund's Summary Prospectus and Prospectus. Warren Mar, Sahil Tandon and Budi Suharto will remain as portfolio managers of the Fund.

Please retain this supplement for future reference.

  IFIEMFIOPROSUMPSPT 11/21

Statement of Additional Information Supplement

November 15, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 15, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

Emerging Markets Fixed Income Opportunities Portfolio (the "Fund")

Effective immediately, Eric J. Baurmeister will no longer serve as a portfolio manager of the Fund. Accordingly, effective immediately, all references to Mr. Baurmeister will be removed from the Fund's Statement of Additional Information. Warren Mar, Sahil Tandon and Budi Suharto will remain as portfolio managers of the Fund.

Please retain this supplement for future reference.